REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Revenue	Revenue

For the years ended December 31	2020	2019
Gold sales[1]
Spot market sales	$11,129	$9,084
Concentrate sales	520	101
Provisional pricing adjustments	21	1
	$11,670	$9,186
Copper sales[1]
Copper concentrate sales	$644	$371
Provisional pricing adjustments	53	22
	$697	$393
Other sales[2]	$228	$138
Total	$12,595	$9,717
[1]Revenues include amounts transferred from OCI to earnings for commodity cash flow hedges.
[2]Revenues from the sale of by-products from our gold and copper mines.

Disclosure of provisionally prices sales

	Volumes subject to final pricing Copper (millions) Gold (000s)		Impact on net income before taxation of 10% movement in market price
As at December 31	2020	2019	2020	2019
Copper pounds	49	39	$16	$11
Gold ounces	22	15	4	2